Additional Information Required by the Argentine Central Bank - Summary of Compliance with Minimum Cash Requirements (Detail) - Dec. 31, 2024 € in Thousands, $ in Thousands, $ in Thousands	ARS ($)	USD ($)	EUR (€)
Banco de Galicia y Bs.As. S.A.U. | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	$ 1,513,623,781
Banco de Galicia y Bs.As. S.A.U. | Argentina, Pesos | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	401,290,322
Banco de Galicia y Bs.As. S.A.U. | Argentina, Pesos | Escrow Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	236,972,526
Banco de Galicia y Bs.As. S.A.U. | Argentina, Pesos | National Treasury Bonds in Argentine Pesos computable for minimum cash
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	237,799,213
Banco de Galicia y Bs.As. S.A.U. | Argentina, Pesos | Government Securities
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	637,561,720
Banco de Galicia y Bs.As. S.A.U. | US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		$ 2,524,449
Banco de Galicia y Bs.As. S.A.U. | US Dollar | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		2,514,959
Banco de Galicia y Bs.As. S.A.U. | US Dollar | Escrow Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		9,490
Banco de Galicia y Bs.As. S.A.U. | Euro
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			€ 26
Banco de Galicia y Bs.As. S.A.U. | Euro | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			26
Banco GGAL S.A. | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	145,688,076
Banco GGAL S.A. | Argentina, Pesos | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	46,852,460
Banco GGAL S.A. | Argentina, Pesos | Special Guarantee Accounts benefiting electronic clearinghouses
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	$ 98,835,616
Banco GGAL S.A. | US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		425,153
Banco GGAL S.A. | US Dollar | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		413,948
Banco GGAL S.A. | US Dollar | Special Guarantee Accounts benefiting electronic clearinghouses
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		$ 11,205
Banco GGAL S.A. | Euro
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			0
Banco GGAL S.A. | Euro | Checking Accounts held in Argentine Central Bank
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			0
Banco GGAL S.A. | Euro | Special Guarantee Accounts benefiting electronic clearinghouses
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			€ 0